Cash and Cash Equivalents (Details) - Bear Interest [Member]	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents (Details) [Line Items]
Interest rate on deposits		0.28%
Bottom of range [member]
Cash and Cash Equivalents (Details) [Line Items]
Interest rate on deposits	2.85%
Top of range [member]
Cash and Cash Equivalents (Details) [Line Items]
Interest rate on deposits	3.80%